Fair Value (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount
Cash and cash equivalents	$ 110,359	$ 115,050
Debt securities AFS	182,342	60,705
Restricted equity securities	1,434	1,447
Commercial & industrial	119,382	158,601
Commercial real estate	296,528	276,476
Municipal	47,841	54,694
Residential real estate - 1st lien	180,271	169,201
Residential real estate - Jr lien	34,151	37,892
Consumer	4,406	4,218
MSRs (1)	898	922
Accrued interest receivable	2,401	2,988
Other deposits	879,151	778,085
Brokered deposits	249	4,206
Long-term borrowings	1,300	2,800
Repurchase agreements	32,610	38,727
Operating lease obligations	864	1,060
Finance lease obligations	3,858	38
Subordinated debentures	12,887	12,887
Accrued interest payable	59	86
Fair Value
Cash and cash equivalents	110,359	115,050
Debt securities AFS	182,342	60,705
Restricted equity securities	1,434	1,447
Commercial & industrial	120,146	160,371
Commercial real estate	297,368	279,489
Municipal	49,419	55,601
Residential real estate - 1st lien	180,451	170,501
Residential real estate - Jr lien	34,189	37,991
Consumer	4,436	4,238
MSRs (1)	995	922
Accrued interest receivable	2,401	2,988
Other deposits	879,545	779,824
Brokered deposits	246	4,208
Long-term borrowings	1,179	2,724
Repurchase agreements	32,610	38,727
Operating lease obligations	864	1,060
Finance lease obligations	3,858	38
Subordinated debentures	12,868	12,876
Accrued interest payable	59	86
Fair Value Level 1
Cash and cash equivalents	110,359	115,050
Debt securities AFS	32,041	0
Restricted equity securities	0	0
Commercial & industrial	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 2
Cash and cash equivalents	0	0
Debt securities AFS	150,301	60,705
Restricted equity securities	1,434	1,447
Commercial & industrial	0	0
Commercial real estate	29	208
Municipal	0	0
Residential real estate - 1st lien	149	116
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	995	922
Accrued interest receivable	2,401	2,988
Other deposits	879,545	779,824
Brokered deposits	246	4,208
Long-term borrowings	1,179	2,724
Repurchase agreements	32,610	38,727
Operating lease obligations	864	1,060
Finance lease obligations	3,858	38
Subordinated debentures	12,868	12,876
Accrued interest payable	59	86
Fair Value Level 3
Cash and cash equivalents	0	0
Debt securities AFS	0	0
Restricted equity securities	0	0
Commercial & industrial	120,146	160,371
Commercial real estate	297,339	279,281
Municipal	49,419	55,601
Residential real estate - 1st lien	180,302	170,385
Residential real estate - Jr lien	34,189	37,991
Consumer	4,436	4,238
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	$ 0	$ 0